UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04519

T. Rowe Price Capital Appreciation Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCFX Capital Appreciation and
Income Fund –
.
PRCHX Capital Appreciation and
Income Fund–
.
I Class

T. ROWE PRICE Capital Appreciation and Income Fund
HIGHLIGHTS
The Capital Appreciation and Income Fund underperformed its composite benchmark (60% Bloomberg U.S. Aggregate Bond Index/40% S&P 500 Index),
from its inception on November 29, 2023, through December 31, 2023.
The fund’s sector and asset allocations detracted from relative returns, due in large part to the fund’s allocation to bank debt, which lagged the broader fixed income universe.
The portfolio invests across a range of fixed income assets that typically comprises the majority of holdings. The portfolio also invests in equities, convertible and preferred securities, and derivatives. The fund employs a flexible approach that allows us to dynamically allocate assets across the investment universe in the pursuit of strong risk-adjusted returns. We identify investment opportunities based on our research regarding underlying corporate fundamentals, market performance, and relevant macroeconomic considerations.
The recent reversal of macroeconomic consensus is not an anomaly, as we have seen it play out in each of the last several years. While investing against the grain can be challenging, we believe this is one of the greatest market inefficiencies that we can exploit. By taking a longer view than the market and focusing on maximizing returns over the intermediate to long term rather than the short term, we believe we can create differentiated value for our shareholders.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Capital Appreciation and Income Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Capital Appreciation and Income Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Capital Appreciation and Income Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks total return through a combination of income and capital appreciation.
FUND COMMENTARY
How did the fund perform since inception?
The Capital Appreciation
and Income Fund returned
3.15% from its inception
on November 29, 2023,
through December 31, 2023.
The fund underperformed
its composite benchmark,
consisting of 60% Bloomberg
U.S. Aggregate Bond Index
and 40% S&P 500 Index,
which returned 4.06%. ( Past
performance cannot guarantee
future results. )
What factors influenced the
fund’s performance?
The fund began operations a little more than a month before the end of the reporting period. Around that time, equity markets surged higher and U.S.
Treasury yields plunged as Federal Reserve officials projected that there could be three quarter-point interest rate cuts in 2024. In fact, the 10-year U.S.
Treasury note yield, which had reached the 5.00% level in October for the first time in about 16 years, dropped from 4.37% to 3.88% in December.
In the short history since inception, the fund’s sector and asset allocations detracted from relative returns. Within fixed income, the fund’s position in bank debt was a leading detractor as bank loans lagged high yield and investment-grade debt. On the other hand, an underweight position in government debt relative to the benchmark was beneficial during the period.
The fund’s equity holdings produced positive returns and only slightly trailed the S&P 500 Index for the period. Stock selection within information technology had a slight negative effect, while the health care sector had a slight positive impact due to an overweight allocation and stock choices. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23
Since
Inception
11/29/23
Capital Appreciation and Income Fund –
.
3.15%
Capital Appreciation and Income Fund–
.
I  Class 3.16
Bloomberg U.S. Aggregate Bond Index 3.45
60% Bloomberg U.S. Aggregate Bond
Index/40% S&P 500 Index 4.06
Lipper Mixed-Asset Target Allocation
Conservative Funds Index 3.89

T. ROWE PRICE Capital Appreciation and Income Fund

How is the fund positioned?
Our objective is to provide
our clients with superior risk-
adjusted returns while also
limiting downside risk. We
believe that our commitment
to fundamental research and
our tested investment process
allows us to identify the best
opportunities across asset
classes to meet our objectives.
The strategy generally uses
a contrarian approach with
a quality bias, and it seeks
companies whose stocks
and other securities appear
to be undervalued or out of
favor with investors. Our
process favors companies
that allocate capital well,
offer attractive valuations,
and have sound corporate
fundamentals while avoiding companies that face secular challenges or offer poor risk-adjusted returns.
More than half of the fund’s assets were invested in bonds at the end of the period, where we primarily held U.S. corporate bonds and Treasuries. A little more than a third of the fund was invested in the common stock of
U.S. companies, which is within the fund’s normal long-term range for this allocation. The fund also had a notable position in cash, which can be deployed to pursue attractive opportunities, particularly if markets pull back from the rally that left valuations across many market segments extended as the period drew to a close.
What is portfolio management’s outlook?
Major stock indexes soared in 2023, led by a return to favor for growth stocks and more cyclical segments of the market. Fixed income markets also produced strong returns, thanks to a strong year-end rally that offset earlier losses stemming from rising interest rates. High yield debt, in particular, enjoyed a very strong year and outperformed higher-quality issues.
SECTOR DIVERSIFICATION
Percent of
Net Assets
12/31/23
Information Technology 9.9%
Health Care 6.4
Industrials and Business Services 4.6
Financials 4.4
Consumer Discretionary 3.9
Communication Services 2.9
Utilities 2.4
Energy 1.1
Consumer Staples 1.0
Real Estate 0.7
Materials 0.5
Other and Reserves 62.2
Total 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Capital Appreciation and Income Fund

Market sentiment has
improved as recession
fears have subsided and
expectations have increased
for the Federal Reserve to
cut rates in 2024. While a
less restrictive monetary
policy would likely be a
boon for markets, the recent
rally has left valuations
vulnerable to a pullback, and
still-elevated interest rates
could pose a headwind to
economic growth.
A year ago, market expectations were heavily tilted toward a Fed-induced recession. A year later, optimism fueled a risk-on rally that brought major indexes near record levels and the potential upside in stocks waned. This reversal of macroeconomic consensus is not an anomaly, as we have seen it play out in each of the last several years. While investing against the grain can be challenging, we believe this is one of the greatest market inefficiencies that we can exploit. By taking a longer view than the market and focusing on maximizing returns over the intermediate to long term rather than the short term, we believe we can create differentiated value for our shareholders.
SECURITY DIVERSIFICATION
Capital Appreciation and Income Fund
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Capital Appreciation and Income Fund

RISKS OF INVESTING
As with all stock and bond mutual funds, the fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. A sizable cash or fixed income position may hinder the fund from participating fully in a strong, rapidly rising bull market. In addition, significant exposure to bonds increases the risk that the fund’s share value could be hurt by rising interest rates or credit downgrades or defaults. Convertible securities are also exposed to price fluctuations of the company’s stock.
BENCHMARK INFORMATION
Note: Bloomberg
®
and Bloomberg U.S. Aggregate Bond Index are service
marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg
Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain purposes by T. Rowe
Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: Copyright © 2024, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers

T. ROWE PRICE Capital Appreciation and Income Fund

be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Capital Appreciation and Income Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
U.S. Treasury Notes 17.2%
Microsoft 2.9
Yum! Brands 2.6
Apple 2.5
Hilton domestic Operating 2.0
Alphabet 1.8
HUB International 1.7
Applied Systems 1.7
Amazon.com 1.2
TransDigm 1.1
Gartner 1.1
Filtration 1.1
MSCI 1.1
SBA Communications 1.0
VICI Properties 1.0
Severin Acquisition 1.0
Biogen 0.9
Meta Platforms 0.9
Avantor Funding 0.9
SBA Senior Finance II 0.9
UnitedHealth Group 0.8
UKG 0.8
American Tower 0.8
Howmet Aerospace 0.8
USI 0.7
Total 48.5%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Capital Appreciation and Income Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Period Ended 12/31/23
Since
Inception
11/29/23
Capital Appreciation and Income Fund –
.
3.15%*
Capital Appreciation and Income Fund–
.
I  Class 3.16*
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
* Returns for periods of less than one year are not annualized.

T. ROWE PRICE Capital Appreciation and Income Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Capital Appreciation and Income Fund 1.70%
Capital Appreciation and Income Fund–I Class 1.68
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Capital Appreciation and Income Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Capital Appreciation and Income Fund

CAPITAL APPRECIATION AND INCOME FUND
Beginning
Account Value
Ending
Account Value
Expenses Paid
During Period
Investor Class
11/30/23
1
12/31/23 11/30/23 to 12/31/23
1,2
Actual
$1,000.00 $1,031.50 $0.58
7/1/23
1
12/31/23 7/1/23 to 12/31/23
1,3
Hypothetical (assumes 5%
return before expenses)
 1,000.00   1,021.93   3.31
I Class
11/30/23
1
12/31/23 11/30/23 to 12/31/23
1,2
Actual
 1,000.00   1,031.60   0.43
7/1/23
1
12/31/23 7/1/23 to 12/31/23
1,3
Hypothetical (assumes 5%
return before expenses)
 1,000.00   1,022.79   2.45
1 The actual expense example is based on the period since the fund's start of operations on
11/30/23, one day after inception; the hypothetical expense example is based on the half-
year period beginning 7/1/23, as required by the SEC.
2 Expenses are equal to the fund’s annualized expense ratio for the period since inception, multiplied by the average account value over the period, multiplied by the number of days in the period (32), and divided by the days in the year (365) to reflect the period since the fund's start of operations. The annualized expense ratio of Investor Class was 0.65%, and the I Class was 0.48%.
3 Expenses are equal to the fund’s annualized expense ratio for the period since inception, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the Investor Class was 0.65%, and the
I Class was 0.48%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Capital Appreciation and Income Fund
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
11/29/23
(1)
Through
12/31/23
NET ASSET VALUE
Beginning of period $ 25.00
Investment activities
Net investment income
(2)(3)
0.07
Net realized and unrealized gain/loss 0.72
Total from investment activities 0.79
Distributions
Net investment income (0.07)
NET ASSET VALUE
End of period $ 25.72
Ratios/Supplemental Data
Total return
(3)(4)
3.15%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price Associates 0.88%
(5)
Net expenses after waivers/payments by Price Associates 0.65%
(5)
Net investment income 3.23%
(5)
Portfolio turnover rate 0.4%
Net assets, end of period (in millions) $33
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Capital Appreciation and Income Fund
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
11/29/23
(1)
Through
12/31/23
NET ASSET VALUE
Beginning of period $ 25.00
Investment activities
Net investment income
(2)(3)
0.08
Net realized and unrealized gain/loss 0.71
Total from investment activities 0.79
Distributions
Net investment income (0.07)
NET ASSET VALUE
End of period $ 25.72
Ratios/Supplemental Data
Total return
(3)(4)
3.16%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price Associates 0.88%
(5)
Net expenses after waivers/payments by Price Associates 0.48%
(5)
Net investment income 3.40%
(5)
Portfolio turnover rate 0.4%
Net assets, end of period (in millions) $25
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Capital Appreciation and Income Fund
December 31, 2023

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
BANK LOANS 16.0% (1)
1011778 BC ULC, FRN
1M TSFR + 2.25%, 7.606%, 9/23/30  (2) 132,000 132
Alliant Holdings Intermediate, FRN
1M TSFR + 3.50%, 8.865%, 11/6/30  (2) 255,360 256
Applied Systems, FRN
3M TSFR + 4.50%, 9.848%, 9/18/26  (2) 834,897 838
Applied Systems, FRN
3M TSFR + 6.75%, 12.098%, 9/17/27  (2) 125,000 125
AssuredPartners, FRN
1M TSFR + 3.50%, 8.856%, 2/12/27  (2) 86,000 86
AssuredPartners, FRN
1M TSFR + 3.50%, 8.97%, 2/12/27  (2) 86,000 86
AssuredPartners, FRN
1M TSFR + 3.50%, 8.97%, 2/12/27  (2) 85,823 86
Avantor Funding, FRN
1M TSFR + 2.25%, 7.706%, 11/8/27  (2) 141,073 141
Azalea Topco, FRN
1M TSFR + 3.50%, 8.97%, 7/24/26  (2) 59,844 59
BroadStreet Partners, FRN
1M TSFR + 3.00%, 8.47%, 1/27/27  (2) 97,746 98
BroadStreet Partners, FRN
1M TSFR + 4.00%, 1/27/29  (2) 60,000 60
BroadStreet Partners, FRN
1M USD LIBOR + 3.75%, 1/26/29  (2) 41,000 41
Delta 2, FRN
1M TSFR + 2.25%, 1/15/30  (2) 384,000 385
Epicor Software, FRN
1M TSFR + 3.25%, 7/30/27  (2) 142,000 142
Epicor Software, FRN
1M TSFR + 3.75%, 7/30/27  (2) 120,000 121
Filtration Group, FRN
1M TSFR + 3.50%, 8.97%, 10/21/28  (2) 274,298 275
Filtration Group, FRN
1M TSFR + 4.25%, 9.72%, 10/21/28  (2) 340,143 341
Four Seasons Hotels, FRN
1M TSFR + 2.50%, 7.956%, 11/30/29  (2) 379,043 380
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 6/21/28  (2) 544,000 545
HUB International, FRN
1M TSFR + 4.25%, 9.662%, 6/20/30  (2) 450,870 453
HUB International, FRN
3M TSFR + 4.00%, 9.369%, 11/10/29  (2) 114,710 115
ICON Luxembourg, FRN
3M TSFR + 2.50%, 7/3/28  (2) 275,000 276

T. ROWE PRICE Capital Appreciation and Income Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IRB Holding, FRN
1M TSFR + 3.00%, 8.456%, 12/15/27  (2) 284,277 284
Loire Finco Luxembourg, FRN
1M TSFR + 3.50%, 8.956%, 4/21/27  (2) 282,613 275
Ryan Specialty, FRN
1M TSFR + 3.00%, 8.456%, 9/1/27  (2) 213,448 213
SBA Senior Finance II, FRN
1M TSFR + 1.75%, 4/11/25  (2) 495,929 496
Severin Acquisition, FRN
1M TSFR + 3.25%, 8.633%, 8/1/27  (2) 545,000 547
SkyMiles IP, FRN
1M TSFR + 3.75%, 9.166%, 10/20/27  (2) 125,000 128
Sophia, FRN
3M TSFR + 3.50%, 8.956%, 10/7/27  (2) 211,459 212
Sunshine Luxembourg VII, FRN
3M TSFR + 3.50%, 10/1/26  (2) 343,000 345
Trans Union, FRN
1M TSFR + 1.75%, 11/16/26  (2) 168,000 168
Trans Union, FRN
1M TSFR + 2.25%, 12/1/28  (2) 171,000 171
TransDigm, FRN
1M TSFR + 3.25%, 8.598%, 2/22/27  (2) 211,466 212
TransDigm, FRN
1M TSFR + 3.25%, 8.598%, 8/24/28  (2) 213,462 214
UKG, FRN
3M TSFR + 3.25%, 5/4/26  (2) 477,781 479
USI, FRN
1M TSFR + 3.00%, 8.356%, 11/22/29  (2) 168,000 168
USI, FRN
1M TSFR + 3.25%, 8.598%, 9/27/30  (2) 142,000 142
USI, FRN
1M USD LIBOR + 3.00%, 11/22/29  (2) 116,000 116
Total Bank Loans (Cost $9,220) 9,211
COMMON STOCKS 37.8%
COMMUNICATION SERVICES 2.9%
Interactive Media & Services 2.7%
Alphabet, Class A  (3) 7,337 1,025
Meta Platforms, Class A  (3) 1,479 523
1,548
Wireless Telecommunication Services 0.2%
T-Mobile U.S.  772 124
124
Total Communication Services 1,672

T. ROWE PRICE Capital Appreciation and Income Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY 3.9%
Broadline Retail 1.2%
Amazon.com (3) 4,520 687
687
Distributors 0.1%
LKQ  1,533 73
73
Diversified Consumer Services 0.1%
Service Corp International  1,078 74
74
Hotels, Restaurants & Leisure 1.4%
Domino's Pizza  193 80
Hilton Worldwide Holdings  648 118
McDonald's  833 247
Starbucks  1,374 132
Yum! Brands  1,887 246
823
Household Durables 0.2%
Lennar, Class A  637 95
95
Specialty Retail 0.9%
Home Depot  788 273
O'Reilly Automotive  (3) 113 108
Tractor Supply  336 72
Ulta Beauty  (3) 143 70
523
Total Consumer Discretionary 2,275
CONSUMER STAPLES 1.0%
Beverages 0.5%
Keurig Dr Pepper  2,867 96
PepsiCo  1,137 193
289
Household Products 0.5%
Procter & Gamble  1,918 281
281
Total Consumer Staples 570
ENERGY 1.1%
Energy Equipment & Services 0.1%
Baker Hughes  2,479 85
85

T. ROWE PRICE Capital Appreciation and Income Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oil, Gas & Consumable Fuels 1.0%
Canadian Natural Resources  2,758 181
Cheniere Energy  442 75
EOG Resources  1,181 143
Exxon Mobil  1,783 178
577
Total Energy 662
FINANCIALS 4.1%
Banks 1.4%
Bank of America  7,655 258
JPMorgan Chase  2,314 393
PNC Financial Services Group  915 142
793
Capital Markets 0.7%
Goldman Sachs Group  430 166
Intercontinental Exchange  822 106
Raymond James Financial  908 101
373
Financial Services 1.5%
Fiserv (3) 1,042 138
Mastercard, Class A  808 345
Visa, Class A  1,384 360
843
Insurance 0.5%
Aflac  1,181 97
Marsh & McLennan  866 164
261
Total Financials 2,270
HEALTH CARE 6.4%
Biotechnology 0.7%
AbbVie (4) 2,004 311
Biogen  (3) 353 91
402
Health Care Equipment & Supplies 1.1%
Abbott Laboratories  1,449 160
Becton Dickinson & Company  457 111
Edwards Lifesciences  (3) 1,249 95
GE HealthCare Technologies  1,610 125
Stryker  491 147
638

T. ROWE PRICE Capital Appreciation and Income Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services 1.8%
Elevance Health  377 178
HCA Healthcare  592 160
Humana  223 102
McKesson  242 112
UnitedHealth Group  919 484
1,036
Life Sciences Tools & Services 1.7%
Agilent Technologies  1,027 143
Bruker  1,158 85
Danaher  1,116 258
IQVIA Holdings  (3) 669 155
Mettler-Toledo International  (3) 78 95
Revvity  919 100
Thermo Fisher Scientific  284 151
987
Pharmaceuticals 1.1%
Eli Lilly  322 188
Johnson & Johnson  1,828 286
Zoetis  829 164
638
Total Health Care 3,701
INDUSTRIALS & BUSINESS SERVICES 4.1%
Aerospace & Defense 0.5%
General Dynamics  490 127
Lockheed Martin  377 171
298
Building Products 0.2%
A.O. Smith  1,246 103
103
Commercial Services & Supplies 1.2%
Cintas  209 126
Copart  (3) 1,956 96
Republic Services  1,016 167
Waste Connections  806 120
Waste Management  920 165
674
Construction & Engineering 0.1%
EMCOR Group  341 73
73

T. ROWE PRICE Capital Appreciation and Income Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation 0.3%
CSX  4,267 148
148
Industrial Conglomerates 0.2%
Roper Technologies  172 94
94
Machinery 1.6%
Caterpillar  517 153
Donaldson  1,017 67
Dover  708 109
Fortive  1,458 107
Illinois Tool Works  505 132
Ingersoll Rand  1,917 148
Parker-Hannifin  257 118
Snap-on  313 91
925
Total Industrials & Business Services 2,315
INFORMATION TECHNOLOGY 9.6%
Electronic Equipment, Instruments & Components 0.3%
TE Connectivity  767 108
Teledyne Technologies  (3) 201 89
197
IT Services 0.5%
Accenture, Class A  560 196
VeriSign  (3) 471 97
293
Semiconductors & Semiconductor Equipment 1.8%
Applied Materials  1,098 178
KLA  236 137
Microchip Technology  1,414 128
NVIDIA  767 380
NXP Semiconductors  863 198
1,021
Software 4.5%
Adobe (3) 373 223
Autodesk  (3) 434 106
Cadence Design Systems  (3) 396 108
Fair Isaac  (3) 80 93
Microsoft  4,495 1,690
PTC  (3) 510 89
Salesforce  (3) 921 242

T. ROWE PRICE Capital Appreciation and Income Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Synopsys  (3) 120 62
2,613
Technology Hardware, Storage & Peripherals 2.5%
Apple  7,360 1,417
1,417
Total Information Technology 5,541
MATERIALS 0.5%
Chemicals 0.3%
Linde  487 200
200
Containers & Packaging 0.2%
Berry Global Group  909 61
Packaging Corp. of America  386 63
124
Total Materials 324
REAL ESTATE 0.7%
Industrial Real Estate Investment Trusts 0.3%
Prologis, REIT  1,254 167
167
Specialized Real Estate Investment Trusts 0.4%
American Tower, REIT  747 161
SBA Communications, REIT  341 87
248
Total Real Estate 415
UTILITIES 2.4%
Electric Utilities 1.0%
Entergy  1,095 111
Evergy  1,650 86
Exelon  3,443 124
Xcel Energy  3,637 225
546
Multi-Utilities 1.4%
Ameren  2,302 167
CenterPoint Energy  4,602 131
CMS Energy  1,480 86
DTE Energy  1,352 149
Public Service Enterprise Group  1,799 110

T. ROWE PRICE Capital Appreciation and Income Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WEC Energy Group  1,693 142
785
Total Utilities 1,331
Total Miscellaneous Common Stocks  1.1%  (5) 636
Total Common Stocks (Cost $21,078) 21,712
CORPORATE BONDS 16.7%
Alliant Holdings Intermediate, 4.25%, 10/15/27  (6) 58,000 55
Alliant Holdings Intermediate, 5.875%, 11/1/29  (6) 62,000 58
Alliant Holdings Intermediate, 6.75%, 10/15/27  (6) 190,000 189
Alliant Holdings Intermediate, 6.75%, 4/15/28  (6) 48,000 49
American Tower, 3.80%, 8/15/29  149,000 141
American Tower, 5.90%, 11/15/33  138,000 146
Avantor Funding, 3.875%, 11/1/29  (6) 316,000 287
Avantor Funding, 4.625%, 7/15/28  (6) 75,000 71
Becton Dickinson & Company, 4.669%, 6/6/47  190,000 178
Biogen, 3.15%, 5/1/50  222,000 155
Biogen, 3.25%, 2/15/51  210,000 150
Biogen, 5.20%, 9/15/45  145,000 141
Booz Allen Hamilton, 3.875%, 9/1/28  (6) 149,000 141
Booz Allen Hamilton, 4.00%, 7/1/29  (6) 78,000 73
Booz Allen Hamilton, 5.95%, 8/4/33  137,000 145
BroadStreet Partners, 5.875%, 4/15/29  (6) 132,000 123
CCO Holdings, 5.00%, 2/1/28  (6) 147,000 141
CCO Holdings, 5.125%, 5/1/27  (6) 147,000 142
Charles River Laboratories International, 3.75%, 3/15/29  (6) 95,000 87
Charles River Laboratories International, 4.00%, 3/15/31  (6) 128,000 115
Exelon, 4.45%, 4/15/46  169,000 147
Fortive, 4.30%, 6/15/46  171,000 145
Gartner, 3.625%, 6/15/29  (6) 235,000 212
Gartner, 3.75%, 10/1/30  (6) 321,000 283
Gartner, 4.50%, 7/1/28  (6) 147,000 139
GFL Environmental, 6.75%, 1/15/31  (6) 87,000 89
Hilton Domestic Operating, 3.625%, 2/15/32  (6) 497,000 432
Hilton Domestic Operating, 4.00%, 5/1/31  (6) 81,000 74
Hilton Domestic Operating, 4.875%, 1/15/30  75,000 73
Howmet Aerospace, 3.00%, 1/15/29  81,000 74
Howmet Aerospace, 5.90%, 2/1/27  66,000 68
Howmet Aerospace, 5.95%, 2/1/37  210,000 219
Howmet Aerospace, 6.75%, 1/15/28  68,000 71
HUB International, 5.625%, 12/1/29  (6) 233,000 221
HUB International, 7.25%, 6/15/30  (6) 202,000 213
IQVIA, 5.00%, 5/15/27  (6) 145,000 142
IQVIA, 5.70%, 5/15/28  (6) 69,000 70

T. ROWE PRICE Capital Appreciation and Income Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IQVIA, 6.50%, 5/15/30  (6) 69,000 71
Lockheed Martin, 4.70%, 5/15/46  78,000 77
Marriott International, Series GG, 3.50%, 10/15/32  186,000 165
MSCI, 3.25%, 8/15/33  (6) 173,000 144
MSCI, 3.625%, 9/1/30  (6) 128,000 116
MSCI, 3.625%, 11/1/31  (6) 98,000 86
MSCI, 3.875%, 2/15/31  (6) 128,000 116
MSCI, 4.00%, 11/15/29  (6) 154,000 145
Northrop Grumman, 5.25%, 5/1/50  217,000 224
PRA Health Sciences, 2.875%, 7/15/26  (6) 78,000 73
PTC, 4.00%, 2/15/28  (6) 301,000 284
RTX, 5.15%, 2/27/33  70,000 71
SBA Communications, 3.125%, 2/1/29  561,000 504
Service Corp. International, 3.375%, 8/15/30  50,000 44
Service Corp. International, 4.00%, 5/15/31  117,000 105
TransDigm, 4.625%, 1/15/29  78,000 73
TransDigm, 7.125%, 12/1/31  (6) 139,000 146
VICI Properties, 4.125%, 8/15/30  (6) 316,000 288
VICI Properties, 4.625%, 12/1/29  (6) 311,000 292
Workday, 3.80%, 4/1/32  80,000 74
Yum! Brands, 3.625%, 3/15/31  257,000 231
Yum! Brands, 4.625%, 1/31/32  271,000 253
Yum! Brands, 4.75%, 1/15/30  (6) 231,000 224
Yum! Brands, 5.35%, 11/1/43  161,000 157
Yum! Brands, 5.375%, 4/1/32  240,000 235
Yum! Brands, 6.875%, 11/15/37  140,000 153
Total Corporate Bonds (Cost $9,410) 9,610
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 17.1%
U.S. Treasury Obligations 17.1%
U.S. Treasury Notes, 4.50%, 11/15/33  9,371,000 9,854
9,854
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $9,636) 9,854

T. ROWE PRICE Capital Appreciation and Income Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 17.1%
Money Market Funds 17.1%
T. Rowe Price Government Reserve Fund, 5.42%  (7)(8) 9,836,149 9,836
Total Short-Term Investments (Cost $9,836) 9,836
Total Investments in Securities
104.7% of Net Assets
(Cost $59,180) $ 60,223
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of December 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) All or a portion of this security is pledged to cover or as collateral for written call options at December 31, 2023.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$5,391 and represents 9.4% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
FRN Floating Rate Note
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Capital Appreciation and Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
AbbVie, Call, 1/17/25 @
$175.00 15 232 (8)
Total Options Written (Premiums $(8)) $ (8)

T. ROWE PRICE Capital Appreciation and Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ —# $ — $ 40+
Supplementary Investment Schedule
Affiliate
Value
11/29/23
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ —  ¤   ¤ $ 9,836^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $40 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,836.

T. ROWE PRICE Capital Appreciation and Income Fund
December 31, 2023
Statement of Assets and Liabilities
27
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $59,180) $ 60,223
Receivable for shares sold 4,638
Interest and dividends receivable 186
Cash 17
Due from affiliates 3
Other assets 11
Total assets 65,078
Liabilities
Payable for investment securities purchased 7,502
Investment management fees payable 15
Options written (premiums $8) 8
Other liabilities 14
Total liabilities 7,539
NET ASSETS $ 57,539
Net Assets Consist of:
Total distributable earnings (loss) $ 1,046
Paid-in capital applicable to 2,236,880 shares of $0.0001
par value capital stock outstanding; 4,000,000,000, shares
authorized 56,493
NET ASSETS $ 57,539
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $32,877; Shares outstanding: 1,278,173) $ 25.72
I Class
(Net assets: $24,662; Shares outstanding: 958,707) $ 25.72

T. ROWE PRICE Capital Appreciation and Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
11/29/23
Through
12/31/23
Investment Income (Loss)
Income
    Interest $ 77
Dividend 58
Total income 135
Expenses
Investment management 15
Custody and accounting 16
Waived / paid by Price Associates (11)
Total expenses 20
Net investment income 115
Realized and Unrealized Gain / Loss –
Net realized gain on securities 3
Change in net unrealized gain / loss on securities 1,043
Net realized and unrealized gain / loss 1,046
INCREASE IN NET ASSETS FROM OPERATIONS
$ 1,161

T. ROWE PRICE Capital Appreciation and Income Fund
Statement of Changes in Net Assets

($000s)
11/29/23
Through
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 115
Net realized gain 3
Change in net unrealized gain / loss 1,043
Increase in net assets from operations 1,161
Distributions to shareholders
Net earnings
Investor Class (60)
I Class (55)
Decrease in net assets from distributions (115)
Capital share transactions
*
Shares sold
Investor Class 33,841
I Class 24,165
Distributions reinvested
Investor Class 27
I Class 19
Shares redeemed
Investor Class (1,548)
I Class (11)
Increase in net assets from capital share transactions 56,493

T. ROWE PRICE Capital Appreciation and Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
11/29/23
Through
12/31/23
Net Assets
Increase during period 57,539
Beginning of period –
End of period $ 57,539
*Share information (000s)
Shares sold
Investor Class 1,337
I Class 958
Distributions reinvested
Investor Class 1
I Class 1
Shares redeemed
Investor Class (60)
I Class –
(1)
Increase in shares outstanding 2,237
(2)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Capital Appreciation and Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Capital Appreciation Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Capital Appreciation and
Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on November 29, 2023. The fund seeks total return through a combination of income and capital appreciation. The fund has two classes of shares: the Capital Appreciation and Income Fund (Investor Class)
and the Capital Appreciation and Income Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class;
separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from

T. ROWE PRICE Capital Appreciation and Income Fund

securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Capital Appreciation and Income Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Capital Appreciation and Income Fund

Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Capital Appreciation and Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the period ended December 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 28,675 $ — $ 28,675
Common Stocks 21,712 — — 21,712
Short-Term Investments 9,836 — — 9,836
Total $ 31,548 $ 28,675 $ — $ 60,223
Liabilities
Options Written $ — $ 8 $ — $ 8
1
Includes Bank Loans, Corporate Bonds and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).

T. ROWE PRICE Capital Appreciation and Income Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
During the period ended December 31, 2023, the fund recognized no gains or losses on derivative instruments.
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a
($000s) Location on Statement of
Assets and Liabilities Fair Value
Liabilities
Equity derivatives Options Written $ 8
Total $ 8

T. ROWE PRICE Capital Appreciation and Income Fund

net termination amount determined. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000.
Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2023, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty
(OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in
Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements;

T. ROWE PRICE Capital Appreciation and Income Fund

movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the period ended
December 31, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.

T. ROWE PRICE Capital Appreciation and Income Fund

Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $39,844,000 and $145,000, respectively, for the period ended December 31, 2023. Purchases and sales of U.S.
government securities aggregated $9,637,000 and $0, respectively, for the period ended
December 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.

T. ROWE PRICE Capital Appreciation and Income Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
($000s)
December 31,
2023
Ordinary income (including short-term capital gains, if any) $ 115
($000s)
Cost of investments $ 59,183
Unrealized appreciation $ 1,118
Unrealized depreciation (78)
Net unrealized appreciation (depreciation) $ 1,040
($000s)
Undistributed ordinary income $ 6
Net unrealized appreciation (depreciation) 1,040
Total distributable earnings (loss) $ 1,046

T. ROWE PRICE Capital Appreciation and Income Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.16% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses;
and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after

T. ROWE PRICE Capital Appreciation and Income Fund

the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the period ended December 31, 2023 as indicated in the table below.
At December 31, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the period ended
December 31, 2023, expenses incurred pursuant to these service agreements were $8,000 for Price Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
Investor Class I Class
Expense limitation/I Class Limit 0.65% 0.05%
Expense limitation date 04/30/25 04/30/25
(Waived)/repaid during the period ($000s) $(5) $(6)

T. ROWE PRICE Capital Appreciation and Income Fund

As of December 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 500,000 shares of the Investor Class, representing 39% of the Investor Class's net assets, and 500,000 shares of the I Class, representing 52% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended
December 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Capital Appreciation and Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Capital Appreciation Fund, Inc. and
Shareholders of T. Rowe Price Capital Appreciation and Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Capital Appreciation and Income Fund
(one of the funds constituting T. Rowe Price Capital Appreciation Fund, Inc., referred to hereafter as the "Fund") as of December 31, 2023, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 29, 2023 (inception) through December 31, 2023
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations, changes in its net assets, and the financial highlights for the period November 29, 2023 (inception) through December 31,
2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Capital Appreciation and Income Fund

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Capital Appreciation and Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $17,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $15,000 of the fund's income qualifies for the dividends-
received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Capital Appreciation and Income Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Capital Appreciation and Income Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
At a meeting held on May 10, 2023 (Meeting), the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the initial investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the initial investment subadvisory agreement (Subadvisory Contract) that the Adviser entered into with T. Rowe
Price Investment Management, Inc. (Subadviser), on behalf of the fund. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In considering and approving the Advisory Contract and Subadvisory Contract, the Board
considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interactions with the Adviser and Subadviser about various topics. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the advisory contracts for the T. Rowe Price funds, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to other
T. Rowe Price funds (and the nature, quality, and extent of the services expected to be provided to the fund) by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities, such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel that will be involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services to be provided by the Adviser and Subadviser.

T. ROWE PRICE Capital Appreciation and Income Fund

Costs, Benefits, Economies of Scale, and Fees and Expenses
Since the fund was approved for launch at the Meeting, the Board did not review information regarding the revenues received by the Adviser under the Advisory Contract and other benefits that the Adviser (and its affiliates) may have realized, or will realize, from its relationship with the fund.
Under the Advisory Contract, the fund will pay the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under the Subadvisory
Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the
Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations mitigate the potential for relatively high operating expenses until the fund achieves greater scale.
In connection with its approval of the initial Advisory Contract and Subadvisory Contract, the Board was provided with information regarding industry trends in management fees and expenses and the Board reviewed comparisons of the fund’s proposed fee structure relative to similarly managed competitor funds and T. Rowe Price funds. On the basis of the information provided and the factors considered, the Board concluded that the fee structure was reasonable and appropriate.
Approval of the Advisory Contract and Subadvisory Contract
As noted, at the Meeting, the Board approved the initial Advisory Contract and
Subadvisory Contract for the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its future shareholders for the Board to approve the Advisory Contract and Subadvisory
Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Capital Appreciation and Income Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Capital Appreciation and Income Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Capital Appreciation and Income Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Capital Appreciation Fund  Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Paul Cho (1986)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Donald J. Easley, CFA (1971)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Capital Appreciation and Income Fund

Name (Year of Birth)
Position Held With Capital Appreciation Fund  Principal Occupation(s)
Matthew Frustaci (1990)
Vice President
Vice President, Price Investment Management;
formerly, student, The Wharton School, University
of Pennsylvania (to 2020); summer intern, T. Rowe
Price (2019)
David R. Giroux, CFA (1975)
President
Vice President, Price Investment Management,
T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
Gregg Gola, CFA (1965)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Kevin Klassen, CFA (1997)
Vice President
Vice President, Price Investment Management
Steven D. Krichbaum (1977)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Chase Lancaster, CFA (1987)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and Price Investment Management; formerly,
Leveraged Loan Trader and Senior Credit Research
Analyst at Morgan Stanley (to 2016)
Kevin Patrick Loome, CFA (1967)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Amanda Ludwitzke (1990)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Jordan M. McKinnie (1991)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Justin Eric Olsen (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Capital Appreciation and Income Fund

Name (Year of Birth)
Position Held With Capital Appreciation Fund  Principal Occupation(s)
Simon Paterson (1978)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.; formerly, Partner, Senior
Equity Analyst, Brown Advisory (to 2020)
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Sal Rais, M.D., CFA (1983)
Vice President
Vice President, Price Investment Management
and T. Rowe Price Group, Inc.; formerly, Research
Analyst, Rock Springs Capital L.P. (to 2021); Senior
Analyst, Nexthera Capital L.P. (to 2019)
Vivek Rajeswaran (1985)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Nikhil Shah (1996)
Vice President
Vice President, Price Investment Management
Farris G. Shuggi (1984)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Mike Signore (1987)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Brian Solomon, CFA (1986)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Matthew Stevenson (1991)
Vice President
Vice President, Price Investment Management
and T. Rowe Price Group, Inc.; formerly, student,
Columbia Business School (to 2019)
Chen Tian (1993)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Tamara P. Wiggs  (1979)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Jon Davis Wood, CFA (1979)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Ashley R. Woodruff, CFA (1979)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281522 F1577-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$24,638	$
Audit-Related Fees	-
Tax Fees	-
All Other Fees	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024